Estimated Fair Values of Significant Financial Instruments (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets	¥ 3,446,114	¥ 3,479,981
Finance subsidiaries-receivables classified as trade receivables and other assets in the consolidated balance sheets	518,321	496,233
Direct financing leases
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets	¥ 357,308	¥ 333,979